Condensed Consolidated Statement of Stockholders' (Deficit)/Equity (Parenthetical) - Series C Convertible Preferred Stock [Member] - USD ($)	12 Months Ended
Dec. 31, 2014
Private placement units	3,750,000
Warrant liability	$ 1,875,000